Exeter  Insurance  Fund,  Inc.
Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Semi-Annual  Report
June  30,  2002

[This  page  intentionally  left  blank]

Management  Discussion  and  Analysis  -  June  30,  2002  (unaudited)


Dear  Contract  Owners:

The bear market has become like a long heavyweight fight -- it just keeps getting uglier and more punishing. June 30, 2002 marked the completion of the ninth calendar quarter of this bear market, and it was one of the toughest rounds yet.

The S&P 500 lost about 13% during the quarter, pushing its full decline over the course of the bear market past the -30% mark. The NASDAQ composite did even worse, losing more than 20% to push its bear market losses close to the -70% range.

It must also be recognized that in this round, the bear market finally landed a solid blow against us. The Moderate Growth Portfolio declined -6.94%, the Growth Portfolio declined -10.52%, and the Maximum Horizon Portfolio fell -12.82% in the first half of the year. The crucial difference is that for these Portfolios, this was the first serious setback of the bear market, as opposed to the nine quarters of decline the market has now sustained.

Though we recognize that some volatility is inevitable in any active investment program -- especially in a market like this one -- we are never pleased to sustain this kind of decline. We understand how unsettling it is. Moreover, we appreciate the importance of your investment goals. Unfortunately, this has become a bear market of historic proportions.

On the positive side, while the market's losses have reached anywhere from 30% to 70% since the bear market began in April of 2000, the three portfolios of the Exeter Insurance Fund have fared much better. All three portfolios still show a positive return for this period, providing a solid foundation to build on as the market stabilizes.

We are confident we will be able to build on this foundation. Investor sentiment has gone from the extreme three years ago of believing anything to the extreme now of trusting no one. While this skepticism may be healthier than blind optimism, investors will find that the right approach is somewhere in the middle. It was inevitable that many of the paper empires from the late 1990s would fall. The resulting disillusionment has colored all stocks.

In time though, investors will learn to do what they have always done in bear markets. They will start to recognize that some stocks represent good opportunities in legitimate businesses. The recovery won't be automatic for all stocks, and it may never come for some stocks, but the deserving companies will distinguish themselves over time. It's an environment in which to be selective, but not passive.

We describe our style as early-in, early-out. Being early to get out of the speculative environment sheltered us from the vast majority of this bear market. Being early to get back in has meant that the Portfolios have experienced declines over the first half of the year, but we would prefer that to missing out when stocks begin to turn. We will be extremely vigilant in screening for the stocks most likely to participate in that turn.

We appreciate the opportunity to serve you, and we wish you the best through the remainder of the year.

Sincerely,

Exeter  Asset  Management

Performance  Update  as  of  June  30,  2002  (unaudited)


Exeter  Insurance  Fund,  Inc.  -
Moderate  Growth  Portfolio



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            9,500         -5.00%    -5.00%
Five Year   $           12,887         28.87%     5.20%
Inception 1 $           13,802         38.02%     5.85%




Lehman  Brothers  Intermediate  Bond  Index2



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $           10,817          8.17%     8.17%
Five Year   $           14,157         41.57%     7.20%
Inception 1 $           14,655         46.55%     6.98%




30-70  Blended  Index3



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            9,998         -0.02%    -0.02%
Five Year   $           13,707         37.07%     6.51%
Inception 1 $           15,114         51.14%     7.56%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Exeter Insurance Fund, Inc. -       Lehman Brothers
Date        Moderate Growth Portfolio     Intermediate Bond index   30-70 Blended Index
11/01/96  $                       10,000  $                 10,000  $             10,000
12/31/96                          10,110                    10,067                10,211
12/31/97                          11,397                    10,859                11,764
12/31/98                          12,109                    11,775                13,501
12/31/99                          12,601                    11,821                14,360
12/31/00                          14,340                    13,017                14,972
12/31/01                          14,831                    14,184                15,383
06/30/02                          13,802                    14,655                15,114




[graphic]
[pie  chart]



Portfolio Composition - Moderate Growth Portfolio - As of 6/30/02
Stocks                                                             43.89%
Bonds                                                              53.75%
Cash, short-term investments and other assets, less liabilities     2.36%



1 Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,564 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 30-70 Blended Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index (see note 2 above). The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2002  (unaudited)


Exeter  Insurance  Fund,  Inc.  -
Growth  Portfolio



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            9,165         -8.35%    -8.35%
Five Year   $           13,622         36.22%     6.37%
Inception 1 $           15,583         55.83%     8.14%




Lehman  Brothers  Intermediate  Bond  Index2



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $           10,817          8.17%     8.17%
Five Year   $           14,157         41.57%     7.20%
Inception 1 $           14,655         46.55%     6.98%




50-50  Blended  Index3



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            9,489         -5.11%    -5.11%
Five Year   $           13,418         34.18%     6.05%
Inception 1 $           15,446         54.46%     7.98%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Exeter Insurance Fund, Inc. -       Lehman Brothers
Date             Growth Portfolio         Intermediate Bond Index   50-50 Blended Index
11/01/96  $                       10,000  $                 10,000  $             10,000
12/31/96                          10,250                    10,067                10,311
12/31/97                          12,221                    10,859                12,495
12/31/98                          12,474                    10,844                14,874
12/31/99                          14,062                    11,821                16,332
12/31/00                          16,532                    13,017                16,507
12/31/01                          17,415                    14,184                16,232
06/30/02                          15,583                    14,655                15,446




[graphic]
[pie  chart]



Portfolio Composition - Growth Portfolio - As of 6/30/02
Stocks                                                           66.18%
Bonds                                                            31.39%
Cash, short-term investments and other assets, less liabilities   2.43%


1 Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,564 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,873 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2002  (unaudited)


Exeter  Insurance  Fund,  Inc.  -
Maximum  Horizon  Portfolio



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            8,719        -12.81%   -12.81%
Five Year   $           15,273         52.73%     8.83%
Inception 1 $           18,617         86.17%    11.59%




Standard  &  Poor's  (S&P)  500  Total  Return  Index2



                                 Total Return
Through     Growth of $10,000                  Average
6/30/02         Investment       Cumulative     Annual
One Year    $            8,202        -17.98%   -17.98%
Five Year   $           11,972         19.72%     3.66%
Inception 1 $           15,221         52.21%     7.70%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Exeter Insurance Fund, Inc. -
Date        Maximum Horizon Portfolio     S&P 500 Total Return Index
11/01/96  $                       10,000  $                    10,000
12/31/96                          10,440                       10,542
12/31/97                          12,913                       14,057
12/31/98                          13,418                       18,076
12/31/99                          18,017                       21,879
12/31/00                          21,638                       19,887
12/31/01                          21,355                       17,526
06/30/02                          18,617                       15,221




[graphic]
[pie  chart]



Portfolio Composition - Maximum Horizon Portfolio - As of 6/30/02
Stocks                                                             84.13%
Bonds                                                              13.32%
Cash, short-term investments and other assets, less liabilities     2.55%


1 Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2 The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  June  30,  2002  (unaudited)




                                                                                    MODERATE GROWTH                 GROWTH
                                                                                       PORTFOLIO                   PORTFOLIO
                                                                                             VALUE                       VALUE
                                                                              SHARES       (NOTE 2)       SHARES       (NOTE 2)
COMMON STOCKS                                                                               43.89%                      66.18%
AEROSPACE & DEFENSE                                                                               -                        0.06%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 6)                -  $      -                28  $    599
                                                                                           ---------                   ---------

AUTO COMPONENTS                                                                                   -                        0.19%
Intermet Corp.                                                                          -         -                75       805
Wabtec Corp.                                                                            -         -                75     1,069
                                                                                           ---------                   ---------
                                                                                                  -                       1,874
                                                                                           ---------                   ---------

BANKS                                                                                          0.75%                       1.09%
The Bank of New York Co., Inc.                                                        100     3,375               325    10,969
                                                                                           ---------                   ---------

BIOTECHNOLOGY                                                                                     -                        0.40%
Affymetrix, Inc.*                                                                       -         -                25       600
Celltech Group plc* (United Kingdom) (Note 6)                                           -         -               100       793
Invitrogen Corp.*                                                                       -         -                25       800
Luminex Corp.*                                                                          -         -                25       188
Pharmacopeia, Inc.*                                                                     -         -                75       639
PRAECIS Pharmaceuticals, Inc.*                                                          -         -                75       261
Techne Corp.*                                                                           -         -                25       706
                                                                                           ---------                   ---------
                                                                                                  -                       3,987
                                                                                           ---------                   ---------

CHEMICALS                                                                                      1.41%                       3.09%
Agrium, Inc. (Canada) (Note 6)                                                          -         -                75       705
FMC Corp.*                                                                              -         -                25       754
IMC Global, Inc.                                                                        -         -                50       625
PolyOne Corp.                                                                           -         -               125     1,406
Sigma-Aldrich Corp.                                                                     -         -               150     7,522
Syngenta AG - ADR (Switzerland) (Note 6)                                              525     6,384             1,650    20,064
                                                                                           ---------                   ---------
                                                                                              6,384                      31,076
                                                                                           ---------                   ---------

COMMERCIAL SERVICES & SUPPLIES                                                                    -                        0.08%
CSG Systems International, Inc.*                                                        -         -                25       479
Exult, Inc.*                                                                            -         -                50       325
                                                                                           ---------                   ---------
                                                                                                  -                         804
                                                                                           ---------                   ---------

COMMUNICATIONS EQUIPMENT                                                                       3.33%                       4.55%
CIENA Corp.*                                                                            -         -                50       210
Lucent Technologies, Inc.*                                                          1,500     2,490             4,550     7,553
Motorola, Inc.                                                                          -         -                50       721
Nokia Oyj - ADR (Finland) (Note 6)                                                    250     3,620               775    11,222
Nortel Networks Corp.* (Canada) (Note 6)                                            1,900     2,755             5,975     8,664
QUALCOMM, Inc.                                                                        225     6,185               625    17,181


                                                                             MAXIMUM HORIZON
                                                                                PORTFOLIO
                                                                                       VALUE
                                                                           SHARES    (NOTE 2)
COMMON STOCKS                                                                         84.13%
AEROSPACE & DEFENSE                                                                         -
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 6)          -  $      -
                                                                                     ---------

AUTO COMPONENTS                                                                             -
Intermet Corp.                                                                    -         -
Wabtec Corp.                                                                      -         -
                                                                                     ---------
                                                                                            -
                                                                                     ---------

BANKS                                                                                    0.99%
The Bank of New York Co., Inc.                                                   75     2,531
                                                                                     ---------

BIOTECHNOLOGY                                                                               -
Affymetrix, Inc.*                                                                 -         -
Celltech Group plc* (United Kingdom) (Note 6)                                     -         -
Invitrogen Corp.*                                                                 -         -
Luminex Corp.*                                                                    -         -
Pharmacopeia, Inc.*                                                               -         -
PRAECIS Pharmaceuticals, Inc.*                                                    -         -
Techne Corp.*                                                                     -         -
                                                                                     ---------
                                                                                            -
                                                                                     ---------

CHEMICALS                                                                                3.61%
Agrium, Inc. (Canada) (Note 6)                                                    -         -
FMC Corp.*                                                                        -         -
IMC Global, Inc.                                                                  -         -
PolyOne Corp.                                                                     -         -
Sigma-Aldrich Corp.                                                              75     3,761
Syngenta AG - ADR (Switzerland) (Note 6)                                        450     5,472
                                                                                     ---------
                                                                                        9,233
                                                                                     ---------

COMMERCIAL SERVICES & SUPPLIES                                                              -
CSG Systems International, Inc.*                                                  -         -
Exult, Inc.*                                                                      -         -
                                                                                     ---------
                                                                                            -
                                                                                     ---------

COMMUNICATIONS EQUIPMENT                                                                 5.08%
CIENA Corp.*                                                                      -         -
Lucent Technologies, Inc.*                                                    1,425     2,366
Motorola, Inc.                                                                    -         -
Nokia Oyj - ADR (Finland) (Note 6)                                              225     3,258
Nortel Networks Corp.* (Canada) (Note 6)                                      1,775     2,574
QUALCOMM, Inc.                                                                  175     4,811



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)




                                                                            MODERATE GROWTH                 GROWTH
                                                                                PORTFOLIO                   PORTFOLIO
                                                                                       VALUE                       VALUE
                                                                          SHARES       (NOTE 2)       SHARES       (NOTE 2)
COMMUNICATIONS EQUIPMENT
(continued)
Research In Motion Ltd.* (Canada) (Note 6)                                          -  $      -                25  $    285
                                                                                       ---------                   ---------
                                                                                         15,050                      45,836
                                                                                       ---------                   ---------

COMPUTERS & PERIPHERALS                                                                       -                        0.28%
Electronics for Imaging, Inc.*                                                      -         -                50       796
Lexmark International, Inc.*                                                        -         -                25     1,360
SanDisk Corp.*                                                                      -         -                50       620
                                                                                       ---------                   ---------
                                                                                              -                       2,776
                                                                                       ---------                   ---------

DIVERSIFIED FINANCIALS                                                                     0.74%                       1.00%
American Express Co.                                                                -         -                 -         -
The Charles Schwab Corp.                                                                -         -                 -         -
MBNA Corp.                                                                          -         -                 -         -
Mellon Financial Corp.                                                              -         -                 -         -
Merrill Lynch & Co., Inc.                                                           -         -                 -         -
Morgan Stanley                                                                      -         -                 -         -
State Street Corp.                                                                 75     3,353               225    10,057
T. Rowe Price Group, Inc.                                                           -         -                 -         -
                                                                                       ---------                   ---------
                                                                                          3,353                      10,057
                                                                                       ---------                   ---------

DIVERSIFIED TELECOMMUNICATIONS SERVICES                                                    5.77%                       7.44%
BellSouth Corp.                                                                   225     7,087               650    20,475
SBC Communications, Inc.                                                          225     6,863               650    19,825
Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Brazil) (Note 6)              225     5,103               640    14,515
Verizon Communications, Inc.                                                      175     7,026               500    20,075
                                                                                       ---------                   ---------
                                                                                         26,079                      74,890
                                                                                       ---------                   ---------

ELECTRIC UTILITIES                                                                            -                           -
Allegheny Energy, Inc.                                                              -         -                 -         -
Cinergy Corp.                                                                       -         -                 -         -
PPL Corp.                                                                           -         -                 -         -
                                                                                       ---------                   ---------
                                                                                              -                           -
                                                                                       ---------                   ---------

ELECTRICAL EQUIPMENT                                                                          -                        0.09%
Rayovac Corp.*                                                                      -         -                50       927
                                                                                       ---------                   ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS                                                         1.24%                       1.75%
Millipore Corp.                                                                   175     5,596               550    17,589
                                                                                       ---------                   ---------

ENERGY EQUIPMENT & SERVICES                                                                5.39%                       7.29%
Atwood Oceanics, Inc.*                                                              -         -                25       937
Baker Hughes, Inc.                                                                125     4,161               350    11,651
Cooper Cameron Corp.*                                                              50     2,421               150     7,263



                                                                       MAXIMUM HORIZON
                                                                          PORTFOLIO
                                                                                  VALUE
                                                                       SHARES    (NOTE 2)
COMMUNICATIONS EQUIPMENT
(continued)
Research In Motion Ltd.* (Canada) (Note 6)                                    -  $      -
                                                                                   13,009
                                                                                 ---------

COMPUTERS & PERIPHERALS                                                                 -
Electronics for Imaging, Inc.*                                                -         -
Lexmark International, Inc.*                                                  -         -
SanDisk Corp.*                                                                -         -
                                                                                 ---------
                                                                                        -
                                                                                 ---------

DIVERSIFIED FINANCIALS                                                               8.87%
American Express Co.                                                         75     2,724
Charles Schwab Corp.                                                        200     2,240
MBNA Corp.                                                                  125     4,134
Mellon Financial Corp.                                                      150     4,714
Merrill Lynch & Co., Inc.                                                    50     2,025
Morgan Stanley                                                               50     2,154
State Street Corp.                                                           50     2,235
T. Rowe Price Group, Inc.                                                    75     2,466
                                                                                 ---------
                                                                                   22,692
                                                                                 ---------

DIVERSIFIED TELECOMMUNICATIONS SERVICES                                              8.45%
BellSouth Corp.                                                             200     6,300
SBC Communications, Inc.                                                    175     5,338
Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Brazil) (Note 6)        175     3,969
Verizon Communications, Inc.                                                150     6,022
                                                                                 ---------
                                                                                   21,629
                                                                                 ---------

ELECTRIC UTILITIES                                                                   3.89%
Allegheny Energy, Inc.                                                      150     3,863
Cinergy Corp.                                                               100     3,599
PPL Corp.                                                                    75     2,481
                                                                                 ---------
                                                                                    9,943
                                                                                 ---------

ELECTRICAL EQUIPMENT                                                                    -
Rayovac Corp.*                                                                -         -
                                                                                 ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   1.87%
Millipore Corp.                                                             150     4,797
                                                                                 ---------

ENERGY EQUIPMENT & SERVICES                                                          6.44%
Atwood Oceanics, Inc.*                                                        -         -
Baker Hughes, Inc.                                                          100     3,329
Cooper Cameron Corp.*                                                        50     2,421




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)





                                                             MODERATE GROWTH                 GROWTH            MAXIMUM HORIZON
                                                                PORTFOLIO                   PORTFOLIO             PORTFOLIO

                                                                            VALUE                      VALUE
                                                              SHARES       (NOTE 2)      SHARES       (NOTE 2)   SHARES
ENERGY EQUIPMENT & SERVICES
(continued)
Newpark Resources, Inc.*                                                -        -                75      551           -
Pride International, Inc.*                                              -        -                75    1,175           -
Schlumberger Ltd.                                                     225   10,463               650   30,225         150
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)                    -        -                75      465           -
Transocean, Inc.                                                      150    4,673               400   12,460          50
Trico Marine Services, Inc.*                                            -        -               175    1,188           -
Varco International, Inc.*                                            150    2,631               425    7,455         125
                                                                           --------                   --------
                                                                            24,349                     73,370
                                                                           --------                   --------

FOOD & DRUG RETAILING                                                         0.34%                      0.53%
CVS Corp.                                                              50    1,530               175    5,355          50
                                                                           --------                   --------

FOOD PRODUCTS                                                                 2.90%                      4.05%
H.J. Heinz Co.                                                          -        -                 -        -         100
Nestle S.A. (Switzerland) (Note 6)                                     25    5,829                75   17,486          25
Sylvan, Inc.*                                                           -        -                75      975           -
Unilever plc - ADR (United Kingdom) (Note 6)                          199    7,267               612   22,350         158
                                                                           --------                   --------
                                                                            13,096                     40,811
                                                                           --------                   --------

HEALTH CARE EQUIPMENT & SUPPLIERS                                             2.27%                      3.96%
Apogent Technologies, Inc.*                                             -        -                50    1,028           -
Applera Corp. - Applied Biosystems Group                              525   10,232             1,700   33,133         400
Biacore International AB - ADR* (Sweden) (Note 6)                       -        -                25      678           -
Boston Scientific Corp.*                                                -        -                75    2,199           -
Bruker AXS, Inc.*                                                       -        -               375      563           -
Hologic, Inc.*                                                          -        -                25      362           -
Thoratec Corp.*                                                         -        -               125    1,124           -
Varian, Inc.*                                                           -        -                25      824           -
                                                                           --------                   --------
                                                                            10,232                     39,911
                                                                           --------                   --------

HEALTH CARE PROVIDERS & SERVICES                                              0.80%                      1.27%
IMS Health, Inc.                                                      200    3,590               600   10,770         175
Sunrise Assisted Living, Inc.*                                          -        -                75    2,010           -
                                                                           --------                   --------
                                                                             3,590                     12,780
                                                                           --------                   --------

HOTELS, RESTAURANTS & LEISURE                                                 1.07%                      1.55%
Carnival Corp.                                                        175    4,846               500   13,845         150
Club Mediterranee S.A. (France) (Note 6)                                -        -                25      827           -
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 6)                -        -             1,000      465           -



                                                       MAXIMUM HORIZON
                                                          PORTFOLIO

                                                           VALUE
                                                          (NOTE 2)
ENERGY EQUIPMENT & SERVICES
(continued)
Newpark Resources, Inc.*                                        -
Pride International, Inc.*                                      -
Schlumberger Ltd.                                           6,975
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)            -
Transocean, Inc.                                            1,557
Trico Marine Services, Inc.*                                    -
Varco International, Inc.*                                  2,193
                                                          --------
                                                           16,475
                                                          --------

FOOD & DRUG RETAILING                                        0.60%
CVS Corp.                                                   1,530
                                                          --------

FOOD PRODUCTS                                                6.14%
H.J. Heinz Co.                                              4,110
Nestle S.A. (Switzerland) (Note 6)                          5,829
Sylvan, Inc.*                                                   -
Unilever plc - ADR (United Kingdom) (Note 6)                5,770
                                                          --------
                                                           15,709
                                                          --------

HEALTH CARE EQUIPMENT & SUPPLIERS                            3.05%
Apogent Technologies, Inc.*                                     -
Applera Corp. - Applied Biosystems Group                    7,796
Biacore International AB - ADR* (Sweden) (Note 6)               -
Boston Scientific Corp.*                                        -
Bruker AXS, Inc.*                                               -
Hologic, Inc.*                                                  -
Thoratec Corp.*                                                 -
Varian, Inc.*                                                   -
                                                          --------
                                                            7,796
                                                          --------

HEALTH CARE PROVIDERS & SERVICES                             1.23%
IMS Health, Inc.                                            3,141
Sunrise Assisted Living, Inc.*                                  -
                                                          --------
                                                            3,141
                                                          --------

HOTELS, RESTAURANTS & LEISURE                                1.62%
Carnival Corp.                                              4,153
Club Mediterranee S.A. (France) (Note 6)                        -
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 6)        -




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)






                                                                   MODERATE GROWTH                 GROWTH          MAXIMUM HORIZON
                                                                      PORTFOLIO                   PORTFOLIO             PORTFOLIO

                                                                                 VALUE                       VALUE
                                                                  SHARES       (NOTE 2)       SHARES       (NOTE 2)    SHARES
HOTELS, RESTAURANTS & LEISURE
(continued)
Mandarin Oriental International Ltd. (Hong Kong) (Note 6)                   -  $      -             1,000  $    495           -
                                                                               ---------                   ---------
                                                                                  4,846                      15,632
                                                                               ---------                   ---------

HOUSEHOLD DURABLES                                                                    -                        0.08%
Waterford Wedgwood plc (Ireland) (Note 6)                                   -         -             1,375       816           -
                                                                               ---------                   ---------

HOUSEHOLD PRODUCTS                                                                 0.69%                       1.08%
Kimberly-Clark Corp.                                                       50     3,100               175    10,850         125
                                                                               ---------                   ---------

INTERNET & CATALOG RETAIL                                                             -                        0.04%
Amazon.com, Inc.*                                                           -         -                25       406           -
                                                                               ---------                   ---------

INTERNET SOFTWARE & SERVICES                                                          -                        0.03%
VeriSign, Inc.*                                                             -         -                50       359           -
                                                                               ---------                   ---------

IT CONSULTING & SERVICES                                                              -                        0.17%
Electronic Data Systems Corp.                                               -         -                25       929           -
Satyam Computer Services Ltd. - ADR (India) (Note 6)                        -         -                50       524           -
Unisys Corp.*                                                               -         -                25       225           -
                                                                               ---------                   ---------
                                                                                      -                       1,678
                                                                               ---------                   ---------

LEISURE EQUIPMENT & PRODUCTS                                                       1.13%                       1.88%
Eastman Kodak Co.                                                         175     5,105               650    18,960         175
                                                                               ---------                   ---------

MACHINERY                                                                             -                        0.25%
Albany International Corp. - Class A                                        -         -                75     2,018           -
Wabash National Corp.*                                                      -         -                50       500           -
                                                                               ---------                   ---------
                                                                                      -                       2,518
                                                                               ---------                   ---------

MEDIA                                                                              1.65%                       2.15%
AOL Time Warner, Inc.*                                                    250     3,677               750    11,032         250
Liberty Media Corp.*                                                        -         -                25       250           -
The Walt Disney Co.                                                       200     3,780               550    10,395         150
                                                                               ---------                   ---------
                                                                                  7,457                      21,677
                                                                               ---------                   ---------

METALS & MINING                                                                       -                        0.10%
Norddeutsche Affinerie AG (Germany) (Note 6)                                -         -                75     1,018           -
                                                                               ---------                   ---------

OIL & GAS                                                                          2.41%                       3.20%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)              625    10,875             1,850    32,190         275
                                                                               ---------                   ---------

PAPER & FOREST PRODUCTS                                                               -                        0.89%
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                               -         -               450     9,000         300
                                                                               ---------                   ---------




                                                          MAXIMUM HORIZON
                                                              PORTFOLIO

                                                                VALUE
                                                              (NOTE 2)
HOTELS, RESTAURANTS & LEISURE
(continued)
Mandarin Oriental International Ltd. (Hong Kong) (Note 6)     $      -
                                                              ---------
                                                                 4,153
                                                              ---------

HOUSEHOLD DURABLES                                                   -
Waterford Wedgwood plc (Ireland) (Note 6)                            -
                                                              ---------

HOUSEHOLD PRODUCTS                                                3.03%
Kimberly-Clark Corp.                                             7,750
                                                              ---------

INTERNET & CATALOG RETAIL                                            -
Amazon.com, Inc.*                                                    -
                                                              ---------

INTERNET SOFTWARE & SERVICES                                         -
VeriSign, Inc.*                                                      -
                                                              ---------

IT CONSULTING & SERVICES                                             -
Electronic Data Systems Corp.                                        -
Satyam Computer Services Ltd. - ADR (India) (Note 6)                 -
Unisys Corp.*                                                        -
                                                              ---------
                                                                     -
                                                              ---------

LEISURE EQUIPMENT & PRODUCTS                                      1.99%
Eastman Kodak Co.                                                5,105
                                                              ---------

MACHINERY                                                            -
Albany International Corp. - Class A                                 -
Wabash National Corp.*                                               -
                                                              ---------
                                                                     -
                                                              ---------

MEDIA                                                             2.54%
AOL Time Warner, Inc.*                                           3,677
Liberty Media Corp.*                                                 -
The Walt Disney Co.                                              2,835
                                                              ---------
                                                                 6,512
                                                              ---------

METALS & MINING                                                      -
Norddeutsche Affinerie AG (Germany) (Note 6)                         -
                                                              ---------

OIL & GAS                                                         1.87%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)     4,785
                                                              ---------

PAPER & FOREST PRODUCTS                                           2.34%
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                    6,000
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)





                                                    MODERATE GROWTH                 GROWTH             MAXIMUM HORIZON
                                                      PORTFOLIO                   PORTFOLIO                PORTFOLIO

                                                                VALUE                       VALUE                 VALUE
                                                 SHARES       (NOTE 2)       SHARES       (NOTE 2)    SHARES    (NOTE 2)
PERSONAL PRODUCTS                                                 0.97%                       1.22%                 1.38%
The Estee Lauder Companies, Inc. - Class A               125  $  4,400               350  $ 12,320         100  $  3,520
                                                              ---------                   ---------             ---------

PHARMACEUTICALS                                                   8.90%                      12.07%                14.50%
Bentley Pharmaceuticals, Inc.*                             -         -                25       290           -         -
Bristol-Myers Squibb Co.                                 450    11,565             1,425    36,622         400    10,280
ICN Pharmaceuticals, Inc.                                  -         -                25       605           -         -
Merck & Co., Inc.                                         75     3,798               200    10,128          50     2,532
Merck KGaA (Germany) (Note 6)                              -         -                25       673           -         -
Novartis AG - ADR (Switzerland) (Note 6)                 100     4,383               350    15,341         100     4,383
Pfizer, Inc.                                               -         -                25       875         100     3,500
Pharmacia Corp.                                          300    11,235               750    28,088         225     8,426
Schering-Plough Corp.                                    375     9,225             1,175    28,905         325     7,995
                                                              ---------                   ---------             ---------
                                                                40,206                     121,527                37,116
                                                              ---------                   ---------             ---------

ROAD & RAIL                                                          -                        0.13%                 0.08%
Kansas City Southern*                                      -         -                75     1,275          12       204
                                                              ---------                   ---------             ---------

SEMICONDUCTOR EQUIPMENT & PRODUCTS                                1.58%                       2.33%                 3.21%
Agere Systems, Inc. - Class A*                            16        22                49        69          15        21
Agere Systems, Inc. - Class B*                           396       594             1,203     1,804         377       565
Altera Corp.*                                              -         -                25       340         125     1,700
Brooks-PRI Automation, Inc.*                               -         -                25       639           -         -
Cabot Microelectronics Corp.*                              -         -                25     1,079           -         -
Texas Instruments, Inc.                                  275     6,518               825    19,553         250     5,925
                                                              ---------                   ---------             ---------
                                                                 7,134                      23,484                 8,211
                                                              ---------                   ---------             ---------

SOFTWARE                                                             -                        0.32%                    -
Amdocs Ltd.* (Guernsey) (Note 6)                           -         -                50       377           -         -
Microsoft Corp.*                                           -         -                25     1,368           -         -
Parametric Technology Corp.*                               -         -                50       171           -         -
Siebel Systems, Inc.*                                      -         -                25       355           -         -
VERITAS Software Corp.*                                    -         -                50       989           -         -
                                                              ---------                   ---------             ---------
                                                                     -                       3,260                     -
                                                              ---------                   ---------             ---------

SPECIALTY RETAIL                                                  0.55%                       1.57%                 1.35%
Staples, Inc.*                                           125     2,463               775    15,268         175     3,448
Syms Corp.*                                                -         -                75       501           -         -
                                                              ---------                   ---------             ---------
                                                                 2,463                      15,769                 3,448
                                                              ---------                   ---------             ---------

TOTAL COMMON STOCKS                                            198,220                     666,350               215,289
                                                              ---------                   ---------             ---------
Identified Cost                                                236,522                     768,006               250,744




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)




                                                         MODERATE GROWTH                 GROWTH             MAXIMUM HORIZON
                                                            PORTFOLIO                   PORTFOLIO              PORTFOLIO

                                                    PRINCIPAL        VALUE       PRINCIPAL        VALUE    PRINCIPAL     VALUE
                                                      AMOUNT       (NOTE 2)        AMOUNT       (NOTE 2)     AMOUNT    (NOTE 2)
U.S. TREASURY SECURITIES                                            20.65%                       23.88%                 13.32%
U.S. TREASURY BONDS                                                   17.02%                       22.41%                 13.32%
U.S. Treasury Bond, 6.875%, 8/15/2025            $         16,000  $ 18,441   $              -  $      -   $        -  $      -
U.S. Treasury Bond, 6.50%, 11/15/2026                           -         -             35,000    38,706            -         -
U.S. Treasury Bond, 5.50%, 8/15/2028                       60,000    58,417            192,000   186,934       35,000    34,077
                                                                   ---------                    ---------              ---------
TOTAL U.S. TREASURY BONDS                                            76,858                      225,640                 34,077
                                                                   ---------                    ---------              ---------
Identified Cost                                                      74,796                      218,074                 34,089

U.S. TREASURY NOTES                                                    3.63%                        1.47%                     -
U.S. Treasury Note, 6.75%, 5/15/2005                       10,000    10,914                  -         -            -         -
U.S. Treasury Note, 6.50%, 10/15/2006                       5,000     5,504                  -         -            -         -
U.S. Treasury Note, 3.50%, 11/15/2006                           -         -             15,000    14,733            -         -
                                                                   ---------                    ---------              ---------
TOTAL U.S. TREASURY NOTES                                            16,418                       14,733                      -
                                                                   ---------                    ---------              ---------
Identified Cost                                                      15,317                       14,213                      -

TOTAL U.S. TREASURY SECURITIES                                       93,276                      240,373                 34,077
Identified Cost                                                      90,113                      232,287                 34,089

U.S. GOVERNMENT AGENCIES                                              33.10%                        7.51%                     -

Fannie Mae, 6.50%, 8/15/2004                               25,000    26,688                  -         -            -         -
Fannie Mae, 6.00%, 12/15/2005                                   -         -             40,000    42,713            -         -
Fannie Mae, 5.25%, 6/15/2006                               50,000    52,036                  -         -            -         -
Federal Farm Credit Bank Note, 5.75%, 12/7/2028            15,000    14,169                  -         -            -         -
Freddie Mac, 4.50%, 8/15/2004                              55,000    56,591                  -         -            -         -
Freddie Mac, 6.625%, 9/15/2009                                  -         -             30,000    32,906            -         -
                                                                   ---------                    ---------              ---------

TOTAL U.S. GOVERNMENT AGENCIES                                      149,484                       75,619                      -
                                                                   ---------                    ---------              ---------
Identified Cost                                                     147,822                       69,653                      -




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2002  (unaudited)




                                             MODERATE GROWTH                  GROWTH               MAXIMUM HORIZON
                                               PORTFOLIO                    PORTFOLIO                  PORTFOLIO

                                                          VALUE                        VALUE                  VALUE
                                           SHARES       (NOTE 2)       SHARES        (NOTE 2)     SHARES    (NOTE 2)
SHORT-TERM INVESTMENTS                                      1.54%                         1.79%                 1.76%
Dreyfus Treasury Cash Management Fund            6,931  $  6,931            18,008  $   18,008       4,498  $  4,498
                                                        ---------                   -----------             ---------
Identified Cost                                            6,931                        18,008                 4,498

                                                           99.18%                        99.36%                99.21%
TOTAL INVESTMENTS                                        447,911                     1,000,350               253,864
                                                        ---------                   -----------             ---------
Identified Cost                                          481,388                     1,087,954               289,331

                                                            0.82%                         0.64%                 0.79%
OTHER ASSETS, LESS LIABILITIES                             3,709                         6,470                 2,030
                                                        ---------                   -----------             ---------

                                                             100%                          100%                  100%
NET ASSETS                                              $451,620                    $1,006,820              $255,894
                                                        =========                   ===========             =========



*Non-income  producing  security
ADR  -  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At June 30, 2002, the net unrealized depreciation based on identified cost for federal income tax purposes was as follows:



Identified cost for federal income tax  $481,388   $1,087,954   $289,331

Unrealized appreciation                   12,745       59,733     12,202
Unrealized depreciation                  (46,222)    (147,337)   (47,669)
                                        ---------  -----------  ---------

UNREALIZED DEPRECIATION - NET           $(33,477)  $  (87,604)  $(35,467)
                                        =========  ===========  =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  ASSETS  AND  LIABILITIES  (unaudited)


JUNE  30,  2002




                                                MODERATE GROWTH     GROWTH      MAXIMUM HORIZON
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
                                               -----------------  -----------  -----------------

ASSETS:
Investments, at value* (Note 2)                $        447,911   $1,000,350   $        253,864
Cash                                                         51            -                  -
Foreign currency, at value                                    4            -                  -
Interest receivable                                       3,531        5,017                723
Dividends receivable                                        431        1,422                480
Foreign tax reclaims receivable                               -          103                  -
Receivable from investment advisor (Note 3)              16,333       14,492             16,679
                                               -----------------  -----------  -----------------

TOTAL ASSETS                                            468,261    1,021,384            271,746
                                               -----------------  -----------  -----------------

LIABILITIES:

Accrued fund accounting fees (Note 3)                     5,784        4,611              6,029
Accrued directors' fees (Note 3)                             44           44                 44
Audit fees payable                                        7,368        6,181              7,238
Legal fees                                                2,238        2,238              2,238
Payable for securities purchased                              -          369                  -
Payable for fund shares repurchased                          75          219                  5
Other payables and accrued expenses                       1,132          902                298
                                               -----------------  -----------  -----------------

TOTAL LIABILITIES                                        16,641       14,564             15,852
                                               -----------------  -----------  -----------------

NET ASSETS                                     $        451,620   $1,006,820   $        255,894
                                               =================  ===========  =================

NET ASSETS CONSIST OF:

Capital stock                                  $            437   $      800   $            266
Additional paid-in-capital                              448,802      982,212            277,374
Undistributed net investment income                      19,643       36,823              5,129
Accumulated net realized gain on investments             16,215       74,578              8,592
Net unrealized depreciation on investments              (33,477)     (87,593)           (35,467)
                                               -----------------  -----------  -----------------

TOTAL NET ASSETS                               $        451,620   $1,006,820   $        255,894
                                               =================  ===========  =================

SHARES OUTSTANDING                                       43,724       79,980             26,695

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE                 $          10.33   $    12.59   $           9.59
                                               =================  ===========  =================

*At identified cost                            $        481,388   $1,087,954   $        289,331
                                               =================  ===========  =================





The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  OPERATIONS  (unaudited)


FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2002




                                                             MODERATE GROWTH     GROWTH      MAXIMUM HORIZON
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            -----------------  -----------  -----------------

INVESTMENT INCOME:
Interest                                                    $          6,502   $   10,841   $          1,036
Dividends (net of foreign tax withheld)*                               1,844        6,167              2,396
                                                            -----------------  -----------  -----------------

Total Investment Income                                                8,346       17,008              3,432
                                                            -----------------  -----------  -----------------

EXPENSES:

Management fees (Note 3)                                               2,372        5,431              1,416
Fund accounting fees (Note 3)                                         26,041       26,892             24,858
Directors' fees (Note 3)                                               4,711        4,711              4,711
Audit fees                                                             7,191        7,704              7,191
Legal fees                                                             2,480        2,480              2,480
Miscellaneous                                                            799        2,138                831
                                                            -----------------  -----------  -----------------

Total Expenses                                                        43,594       49,356             41,487

Less reduction of expenses (Note 3)                                  (40,749)     (42,842)           (39,790)
                                                            -----------------  -----------  -----------------

Net Expenses                                                           2,845        6,514              1,697
                                                            -----------------  -----------  -----------------

NET INVESTMENT INCOME                                                  5,501       10,494              1,735
                                                            -----------------  -----------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments                                                            6,377        7,577               (922)
Foreign currency and other assets and liabilities                          2            1                  1
                                                            -----------------  -----------  -----------------
                                                                       6,379        7,578               (921)
                                                            -----------------  -----------  -----------------

Net change in unrealized appreciation (depreciation) on -
Investments                                                          (45,856)    (136,302)           (38,547)
Foreign currency and other assets and liabilities                         (1)          11                  -
                                                            -----------------  -----------  -----------------
                                                                     (45,857)    (136,291)           (38,547)
                                                            -----------------  -----------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                          (39,478)    (128,713)           (39,468)
                                                            -----------------  -----------  -----------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  $        (33,977)  $ (118,219)  $        (37,733)
                                                            =================  ===========  =================


*Foreign tax withheld                                                     35           60                 35






The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                            MODERATE GROWTH PORTFOLIO                GROWTH PORTFOLIO
                                                           ---------------------------              ------------------

                                                              FOR THE SIX           FOR THE       FOR THE SIX        FOR THE
                                                             MONTHS ENDED             YEAR        MONTHS ENDED        YEAR
                                                                6/30/02              ENDED          6/30/02           ENDED
                                                              (UNAUDITED)           12/31/01      (UNAUDITED)       12/31/01
                                                      ---------------------------  ----------  ------------------  -----------


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                 $                    5,501   $  13,672   $          10,494   $   24,070
Net realized gain (loss) on investments                                    6,379       9,874               7,578       68,250
Net change in unrealized appreciation (depreciation)
on investments                                                           (45,857)     (7,068)           (136,291)     (37,176)
                                                      ---------------------------  ----------  ------------------  -----------
Net increase (decrease) from operations                                  (33,977)     16,478            (118,219)      55,144
                                                      ---------------------------  ----------  ------------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                                     -     (10,780)                  -      (26,611)
From net realized gain on investments                                          -     (19,977)                  -      (48,095)
                                                      ---------------------------  ----------  ------------------  -----------
Total distributions to shareholders                                            -     (30,757)                  -      (74,706)
                                                      ---------------------------  ----------  ------------------  -----------
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share
transactions (Note 5)                                                     (3,985)     20,944              (1,576)     119,221
                                                      ---------------------------  ----------  ------------------  -----------
Net increase (decrease) in net assets                                    (37,962)      6,665            (119,795)      99,659

NET ASSETS:

Beginning of period                                                      489,582     482,917           1,126,615    1,026,956
                                                      ---------------------------  ----------  ------------------  -----------
END OF PERIOD                                         $                  451,620   $ 489,582   $       1,006,820   $1,126,615
                                                      ===========================  ==========  ==================  ===========


Undistributed net investment income of                $                   19,643   $  14,142   $          36,823   $   26,329


                                                          MAXIMUM HORIZON PORTFOLIO
                                                         ---------------------------




                                                              FOR THE SIX           FOR THE
                                                             MONTHS ENDED             YEAR
                                                                6/30/02              ENDED
                                                              (UNAUDITED)           12/31/01
                                                      ---------------------------  ----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $                    1,735   $   3,359
Net realized gain (loss) on investments                                     (921)      9,549
Net change in unrealized appreciation (depreciation)
on investments                                                           (38,547)    (16,838)
                                                      ---------------------------  ----------
Net increase (decrease) from operations                                  (37,733)     (3,930)
                                                      ---------------------------  ----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE2):
From net investment income                                                     -     (11,704)
From net realized gain on investments                                          -     (25,002)
                                                      ---------------------------  ----------
Total distributions to shareholders                                            -     (36,706)
                                                      ---------------------------  ----------
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share
transactions (Note 5)                                                        (38)     36,626
                                                      ---------------------------  ----------
Net increase (decrease) in net assets                                    (37,771)     (4,010)

NET ASSETS:
Beginning of period                                                      293,665     297,675
                                                      ---------------------------  ----------
END OF PERIOD                                         $                  255,894   $ 293,665
                                                      ===========================  ==========


Undistributed net investment income of                $                    5,129   $   3,394




The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MODERATE  GROWTH  PORTFOLIO




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/02                          FOR THE YEARS ENDED
                                                          (UNAUDITED)          12/31/01          12/31/00    12/31/99    12/31/98
                                                         --------------  ---------------------  ----------  ----------  ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $       11.10   $              11.49   $   10.38   $   10.95   $   11.33
                                                         --------------  ---------------------  ----------  ----------  ----------
Income from investment operations:
Net investment income                                             0.13                   0.32        0.26        0.24        0.35
Net realized and unrealized gain (loss) on investments           (0.90)                  0.03        1.16        0.21        0.29
                                                         --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                                 (0.77)                  0.35        1.42        0.45        0.64
                                                         --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                           -                  (0.26)      (0.24)      (0.34)      (0.36)
From net realized gain on investments                                -                  (0.48)      (0.07)      (0.68)      (0.66)
                                                         --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                                  -                  (0.74)      (0.31)      (1.02)      (1.02)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                          $       10.33   $              11.10   $   11.49   $   10.38   $   10.95
                                                         ==============  =====================  ==========  ==========  ==========

Total return 1                                                  (6.94%)                  3.42%      13.80%       4.06%       6.25%

Ratios (to average net assets)/Supplemental Data:
Expenses*                                                       1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income                                           2.32%2                   2.83%       3.30%       3.62%       3.25%
Portfolio turnover                                                  20%                    79%         47%        109%         69%

NET ASSETS - END OF PERIOD (000's omitted)               $         452   $                490   $     483   $     286   $     153
                                                         ==============  =====================  ==========  ==========  ==========







                                                   FOR THE YEARS ENDED
                                                          12/31/97
                                                         ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $   10.11
                                                         ----------
Income from investment operations:
Net investment income                                         0.36
Net realized and unrealized gain (loss) on investments        0.93
                                                         ----------
Total from investment operations                              1.29
                                                         ----------
Less distributions to shareholders:
From net investment income                                   (0.07)
From net realized gain on investments                           --
                                                         ----------
Total distributions to shareholders                          (0.07)
                                                         ----------


NET ASSET VALUE - END OF PERIOD                          $   11.33
                                                         ==========
Total return 1                                               12.73%

Ratios (to average net assets)/Supplemental Data:
Expenses*                                                     1.20%
Net investment income                                         3.35%
Portfolio turnover                                              53%

NET ASSETS - END OF PERIOD (000's omitted)               $     144
                                                         ==========



*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



17.19%2  15.20%  16.40%  8.00%  8.14%  12.96%



1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2 Annualized.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  GROWTH  PORTFOLIO




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/02                          FOR THE YEARS ENDED
                                                          (UNAUDITED)          12/31/01          12/31/00    12/31/99    12/31/98
                                                         --------------  ---------------------  ----------  ----------  ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $       14.07   $              14.40   $   12.57   $   11.90   $   12.17
                                                         --------------  ---------------------  ----------  ----------  ----------
Income from investment operations:
Net investment income                                             0.13                  0.31 3       0.24        0.39        0.20
Net realized and unrealized gain (loss) on investments           (1.61)                 0.37 3       1.95        1.10        0.01 2
                                                         --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                                 (1.48)                  0.68        2.19        1.49        0.21
                                                         --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                           -                  (0.36)      (0.18)      (0.37)      (0.09)
From net realized gain on investments                                -                  (0.65)      (0.18)      (0.45)      (0.39)
                                                         --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                                  -                  (1.01)      (0.36)      (0.82)      (0.48)
                                                         --------------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                          $       12.59   $              14.07   $   14.40   $   12.57   $   11.90
                                                         ==============  =====================  ==========  ==========  ==========

Total return 1                                                 (10.52%)                  5.27%      17.57%      12.74%       2.07%


Ratios (to average net assets)/Supplemental Data:
Expenses*                                                       1.20%4                   1.20%       1.20%       1.20%       1.20%
Net investment income                                           1.93%4                 2.25%3        2.93%       2.45%       2.47%
Portfolio turnover                                                  31%                    85%         65%         82%        138%

NET ASSETS - END OF PERIOD (000's omitted)               $       1,007   $              1,127   $   1,027   $     525   $     615
                                                         ==============  =====================  ==========  ==========  ==========







                                                    FOR THE YEARS ENDED
                                                          12/31/97
                                                         ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $   10.25
                                                         ----------

Income from investment operations:
Net investment income                                         0.17
Net realized and unrealized gain (loss) on investments        1.80
                                                         ----------
Total from investment operations                              1.97
                                                         ----------
Less distributions to shareholders:
From net investment income                                   (0.05)
From net realized gain on investments                           --
                                                         ----------
Total distributions to shareholders                          (0.05)
                                                         ----------


NET ASSET VALUE - END OF PERIOD                          $   12.17
                                                         ==========
Total return 1                                               19.23%

Ratios (to average net assets)/Supplemental Data:
Expenses*                                                     1.20%
Net investment income                                         2.42%
Portfolio turnover                                              90%

NET ASSETS - END OF PERIOD (000's omitted)               $     318
                                                         ==========



*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



7.89%4  7.31%  5.99%  2.91%  2.10%  9.78%




1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.
3 As required, effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income by per share $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income by 0.09%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
4 Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MAXIMUM  HORIZON  PORTFOLIO




                                                          FOR THE SIX
                                                          MONTHS ENDED
                                                            6/30/02                           FOR THE YEARS ENDED
                                                          (UNAUDITED)          12/31/01          12/31/00    12/31/99    12/31/98
                                                         --------------  ---------------------  ----------  ----------  ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $       11.00   $              12.92   $   12.42   $   10.66   $   12.89
                                                         --------------  ---------------------  ----------  ----------  ----------
Income from investment operations:
Net investment income                                             0.07                   0.13        0.18        0.18        0.13
Net realized and unrealized gain (loss) on investments           (1.48)                 (0.45)       2.14        3.34     (0.08)2
                                                         --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                                 (1.41)                 (0.32)       2.32        3.52        0.05
                                                         --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                           -                  (0.51)      (0.24)      (0.22)      (0.16)
From net realized gain on investments                                -                  (1.09)      (1.58)      (1.54)      (2.12)
                                                         --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                                  -                  (1.60)      (1.82)      (1.76)      (2.28)
                                                         --------------  ---------------------  ----------  ----------  ----------


NET ASSET VALUE - END OF PERIOD                          $        9.59   $              11.00   $   12.92   $   12.42   $   10.66
                                                         ==============  =====================  ==========  ==========  ==========
Total return 1                                                 (12.82%)                (1.31%)      20.10%      34.28%       3.91%

Ratios (to average net assets)/Supplemental Data:
Expenses*                                                       1.20%3                   1.20%       1.20%       1.20%       1.20%
Net investment income                                           1.23%3                   1.17%       1.44%       1.58%       1.08%
Portfolio turnover                                                  34%                    94%         82%         89%        100%

NET ASSETS - END OF PERIOD (000's omitted)               $         256   $                294   $     298   $     228   $     170
                                                         ==============  =====================  ==========  ==========  ==========







                                                    FOR THE YEARS ENDED
                                                          12/31/97
                                                         ----------


PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $   10.44
                                                         ----------

Income from investment operations:
Net investment income                                         0.09
Net realized and unrealized gain (loss) on investments        2.38
                                                         ----------
Total from investment operations                              2.47
                                                         ----------
Less distributions to shareholders:
From net investment income                                   (0.02)
From net realized gain on investments                           --
                                                         ----------
Total distributions to shareholders                          (0.02)
                                                         ----------
NET ASSET VALUE - END OF PERIOD                          $   12.89
                                                         ==========
Total return 1                                               23.69%

Ratios (to average net assets)/Supplemental Data:
Expenses*                                                     1.20%
Net investment income                                         0.78%
Portfolio turnover                                             120%

NET ASSETS - END OF PERIOD (000's omitted)               $     164
                                                         ==========



*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, the expense ratio (to average net assets) would have been increased as follows:



28.10%3  25.61%  20.74%  7.36%  7.23%  11.56%




1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.
3 Annualized.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts which are in turn established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 500 million shares of common stock each having a par value of $0.01. As of June 30, 2002, the shares are currently classified into six classes of shares including: Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Equity Portfolio, Small Cap Portfolio, and Bond Portfolio. Currently, only shares of Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio have been issued.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, and options, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discount securities, is earned from settlement date and accrued daily, according to the yield-to-maturity basis.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax has been made in the financial statements.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not stated separately in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of each Portfolio's average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and of all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend which is allocated among all the Portfolios of the Fund. In addition, these Directors also receive a per meeting fee for each Portfolio of the Fund.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $2,372 for Moderate Growth Portfolio, $5,431 for Growth Portfolio, and $1,416 for Maximum Horizon Portfolio and assumed expenses amounting to $38,377 for Moderate Growth Portfolio, $37,411 for Growth Portfolio, and $38,374 for Maximum Horizon Portfolio for the six months ended June 30, 2002.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Portfolios' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Portfolio plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

Notes  to  Financial  Statements  (unaudited)


4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2002 were as follows:



                                    PURCHASES                      SALES
                                  --------------               --------------
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       94,174  $    13,927  $       51,380  $    42,538
Growth Portfolio                  309,215       37,788         178,414      148,522
Maximum Horizon Portfolio          82,066       19,250          63,456       29,241



5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  the  Portfolios  were  as  follows:



                                 FOR THE SIX MONTHS                     FOR THE YEAR
                                   ENDED 6/30/02                      ENDED 12/31/01
                                 -------------------                 ----------------
PORTFOLIOS                       SHARES              AMOUNT          SHARES       AMOUNT
-------------------------  -------------------  ----------------  -------------  ---------
MODERATE GROWTH PORTFOLIO
Sold                                       --   $            --             --   $     --
Reinvested                                 --                --          2,924     30,757
Repurchased                              (365)           (3,985)          (865)    (9,813)
                           -------------------  ----------------  -------------  ---------
Net change                               (365)  $        (3,985)         2,059   $ 20,944
                           ===================  ================  =============  =========

GROWTH PORTFOLIO
Sold                                       --   $            --          3,233   $ 47,583
Reinvested                                 --                --          5,756     74,706
Repurchased                              (116)           (1,576)          (216)    (3,068)
                           -------------------  ----------------  -------------  ---------
Net change                               (116)  $        (1,576)         8,773   $119,221
                           ===================  ================  =============  =========

MAXIMUM HORIZON PORTFOLIO
Sold                                       --   $            --             --   $     --
Reinvested                                 --                --          3,667     36,706
Repurchased                                (4)              (38)            (7)       (80)
                           -------------------  ----------------  -------------  ---------
Net change                                 (4)  $           (38)         3,660   $ 36,626
                           ===================  ================  =============  =========




6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on June 30, 2002.

[This  page  intentionally  left  blank]